LEASES - Supplemental balance sheet information (Details) ₽ in Millions, $ in Millions	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)
Operating leases
Operating lease right-of-use assets	₽ 20,800	$ 281.6	₽ 21,218
Operating lease liabilities - current	₽ 8,620	$ 116.7	₽ 10,603
Operating lease liabilities - current , Balance sheet location	Accounts payable and accrued liabilities	Accounts payable and accrued liabilities	Accounts payable and accrued liabilities
Operating lease liabilities - non-current	₽ 12,830	$ 173.7	₽ 10,841
Total operating lease liabilities	21,450	290.4	21,444
Finance leases
Finance lease liability, current	321	4.3	462
Total finance lease liabilities	3,708	50.2
Finance lease asset
Finance leases
Finance lease liability, current	₽ 321	$ 4.3	₽ 462
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current
Finance lease liabilities - non-current	₽ 3,387	$ 45.9	₽ 1,094
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Accrued Liabilities, Noncurrent	Other Accrued Liabilities, Noncurrent	Other Accrued Liabilities, Noncurrent
Total finance lease liabilities	₽ 3,708	$ 50.2	₽ 1,556